Related party transactions	12 Months Ended
Dec. 31, 2016
Related party transactions [Abstract]
Related party transactions
24.	Related party transactions

The table below sets forth the major related parties and their relationships with the Group:

Major related parties	Relationship with the Group

Guangzhou Shanghang Information Technology Co., Ltd. (“Guangzhou Shanghang”)	Controlled by a principal shareholder of the Company
Guangzhou Chenjun Equity Investment Limited Partnership (“Guangzhou Chenjun”)	Equity investment
Bigo Inc. (“Bigo”)	Significant influence exercised by Mr. David Xueling Li (the “Chairman”)
Shanghai Yaoyu Culture Media Co., Ltd.(“Shanghai Yaoyu”)	Cost investment with significant influence
Shanghai Rongyi Culture Development Co., Ltd.(“Shanghai Rongyi”)	Cost investment with significant influence
Guangzhou Kuyou Information Technology Co., Ltd.(“Guangzhou Kuyou”)	Equity investment
Xingxue(1)	Equity investment

(1) Xingxue became the Group’s equity investment in December 2016.

  During the years ended December 31, 2014, 2015 and 2016, significant related party transactions are as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Online games revenue shared from related parties	65,247	163,912	100,078
Bandwidth service provided by Guangzhou Shanghang	42,470	74,661	96,224
Loan to related parties	1,500	159,000	44,500
Partial disposal of an equity investment to Guangzhou Chenjun	-	-	33,750
Partial disposal of a subsidiary to Guangzhou Chenjun	-	-	24,394
Payment on behalf of related parties, net of repayments	61,000	(60,870)	10,699
Repayment of loans from related parties	1,500	160,000	-
Sales of equipment to Bigo	-	12,058	-
Purchase of operating rights for game broadcasting from Shanghai Yaoyu	-	11,486	-
Purchase of operating rights for licensed games from related parties	6,836	10,022	-
Others	1,563	9,095	13,573

As of December 31, 2015 and 2016, the amounts due from/to related parties are as follows:

	December 31,
	2015	2016
	RMB	RMB

Amounts due from related parties
Due from Guangzhou Chenjun	-	58,144
Due from Bigo	-	31,528
Due from Xingxue	-	20,000
Due from Shanghai Rongyi	-	13,000
Others	5,297	12,573

Total	5,297	135,245

Amounts due to related parties
Due to Xingxue	-	42,128
Due to Guangzhou Kuyou	9,017	30,996
Due to Shanghang	10,167	10,925
Others	5,733	7,196

Total	24,917	91,245

The other receivables/payables from/to related parties are unsecured and payable on demand.